ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2025
Accounts Receivable
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

	June 30, 2025	December 31, 2024
Trades receivables	$111,108	$113,422
Income tax advances	38,005	66,444
Interest receivable	220,695	134,823
Due from shareholders	1,110	1,025
	$370,918	$315,714

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2025

(Expressed in Canadian dollars)

(Unaudited)